BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Discount	$ 81,753	$ 191,248
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	209,519,429	162,788,028
Common stock, shares outstanding	209,519,429	162,788,028
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,900,000	1,900,000
Preferred stock, shares issued	1,833,000	1,833,000
Preferred stock, shares outstanding	1,833,000	1,833,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	221,700	207,500
Preferred stock, shares outstanding	221,700	207,500